Income taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Current taxes (expense )
Current taxes (expense): Hong Kong profits tax and the PRC EIT | $	$ 0		$ (57,000)		$ (4,000)
Income tax expense | $	0		(57,000)		(4,000)
Deferred tax credit / (expenses): Hong Kong and the PRC | $	(24,000)		147,000		(92,000)
Total deferred tax credit / (expense) | $	(24,000)		147,000		(92,000)
Total credit / (expense) | $	$ (24,000)		$ 90,000		$ (96,000)
ZHEJIANG TIANLAN
Current taxes (expense )
Total deferred tax credit / (expense) | ¥		¥ (361)		¥ (666)		¥ 1,101
Total credit / (expense) | ¥		(368)		(698)		1,858
Current tax (credit) / expense : PRC EIT | ¥		(7)		(32)		757
Income tax (credit) / expense | ¥		(7)		(32)		757
Deferred tax (credit) / expense | ¥		¥ (361)		¥ (666)		¥ 1,101